Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 31, 2019	Jun. 30, 2018
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Entity Small Business	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	PGR
Entity Registrant Name	PROGRESSIVE CORP/OH/
Entity Central Index Key	0000080661
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		583,896,232
Entity Public Float			$ 34,057,145,532